Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		74 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (12,653,341)	$ (1,574,004)	$ (1,957,818)	$ (1,536,536)	$ (16,165,512)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	329,541	0		(1,085)	120,732
Non-cash interest expense	4,272,919	636,339	868,109	740,365	2,506,614
Depreciation expense		1,331	1,447	1,938	9,691
Acquired in-process research and development					1,448,680
Changes in operating assets and liabilities:
Prepaid expenses	(118,005)	(7,294)	(1,410)	(162)	(15,689)
Other receivables	(48,415)	85,000	46,582	(85,000)	(38,418)
Accounts payable and accrued expenses	1,569,282	190,401	226,465	(344,370)	344,076
Net cash used in operating activities	(6,648,019)	(668,227)	(816,625)	(1,224,850)	(11,789,826)
Cash flows from investing activities:
Purchases of equipment					(9,691)
Purchase of in-process research and development					(1,448,680)
Net cash used in investing activities					(1,458,371)
Cash flows from financing activities:
Proceeds from issuance of Series A redeemable convertible stock					3,954,918
Proceeds from initial public offering	30,364,319
Offering costs		(50,000)	(104,477)		(104,477)
Proceeds from issuance of common stock					10,000
Proceeds from notes payable	175,000	685,284	880,584	1,270,000	9,400,584
Borrowings from related parties					207,358
Repayments to related parties					(207,358)
Net cash provided by financing activities	30,539,319	635,284	776,107	1,270,000	13,261,025
Net increase (decrease) in cash and cash equivalents	23,891,300	(32,943)	(40,518)	45,150	12,828
Cash and cash equivalents, beginning of period	12,828	53,346	53,346	8,196
Cash and cash equivalents, end of period	23,904,128	20,403	12,828	53,346	12,828
Supplemental disclosure of cash flow information
Conversion of notes payable and accrued interest into common stock	12,274,427
Conversion of Series A and accrued dividends into common stock	$ 5,968,808